Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 1,477,452	$ 549,821	$ 3,183,142	$ 939,252
Cost of revenue	1,427,485	296,143	2,605,694	780,409
Gross margin	49,967	253,678	577,448	158,843
Operating expenses
Product development, sales and marketing	156,790	4,532	453,364	317,568
General and administrative	1,903,208	157,447	4,998,506	611,403
Depreciation and amortization	8,526	6,714	35,980	61,543
Gain on sale of property and equipment			0	(50,000)
Total operating expenses	2,068,524	168,693	5,487,850	940,514
Loss from operations	(2,018,557)	84,985	(4,910,402)	(781,671)
Other income (expenses)
Loss of settlement of accrued liabilities			(208,322)	0
Interest expense	(1,664,596)	(18,364)	(2,019,953)	(114,916)
Change in fair value of derivative liabilities	0	4,385	9,195	48,727
Bargain purchase gain on acquisition of Photo File assets			7,296,766	0
Other income (expenses)	(1,664,596)	(13,979)	5,075,586	(66,189)
Net Income (loss)	(3,683,153)	71,006	165,184	(847,860)
Net income (loss) attributable to noncontrolling interests	(89,975)	0	659,159	0
Net loss attributable to Globe Photos, Inc.	$ (3,593,178)	$ 71,006	$ (493,975)	$ (847,860)
Per-share data
Income (loss) per share - basic and diluted	$ (0.44)	$ 0.01	$ (0.60)	$ (0.10)
Weighted average number of common shares outstanding - basic	8,160,715	8,133,884	8,141,154	8,136,026
Weighted average number of common shares outstanding - diluted	8,160,715	8,136,279	8,141,154	8,136,026
License Revenue [Member]
Total revenue	$ 118,287	$ 230,775	$ 567,553	$ 259,212
Image Revenue [Member]
Total revenue	$ 1,359,165	$ 319,046	$ 2,615,589	$ 680,040